Stockholders’ Equity (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of outstanding warrants
Schedule of outstanding warrants
	Number of Shares	Weighted- Average Exercise Price Per Share
Outstanding at December 31, 2023	703,530	$35.99
Issued	1,131,468	5.50
Exercised	(540,112)	6.56
Expired	–	–
Outstanding at September 30, 2024	1,294,886	$21.62